Bank Borrowings - Schedule of Bank Borrowings (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)	Jun. 30, 2026 USD ($)
Short-Term Debt [Line Items]
Bank borrowings		$ 0	$ 4,756,671	$ 0
Less: current maturities		0	(4,756,671)	0
Non-current maturities		$ 0	$ 0	0
China Construction Asia Bank Member
Short-Term Debt [Line Items]
Type	[1]	Trading finance
Maturity date	[1]	Within 1 year
Currency	[1]	HKD
Interest rate	[1]	—	5.94%
Bank borrowings	[1]	$ 0	$ 4,753,714	0
Citibank NAHong Kong Branch Member
Short-Term Debt [Line Items]
Type		Bank overdraft
Maturity date		On demand
Currency		HKD
Interest rate		—	14.75%
Bank borrowings		$ 0	$ 2,957	$ 0

[1]	In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows: